Amplify Inflation Fighter ETF
Consolidated Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS – 84.5%	Shares	Value
Consumer Discretionary – 16.8%
Airbnb, Inc. - Class A(a)	539	$77,691
Century Communities, Inc.	2,125	184,238
DR Horton, Inc.	903	129,048
Green Brick Partners, Inc.(a)	4,188	218,488
Lennar Corp. - Class A	628	94,106
LGI Homes, Inc.(a)	927	109,395
M/I Homes, Inc.(a)	1,795	228,719
MDC Holdings, Inc.	2,449	153,258
PulteGroup, Inc.	1,256	131,327
Tri Pointe Homes, Inc.(a)	3,051	105,351
		1,431,621

Consumer Staples – 1.4%
Alico, Inc.	4,041	118,967

Energy – 22.0%
Antero Resources Corp.(a)	4,421	98,765
Cameco Corp.	6,728	321,224
Denison Mines Corp.(a)	63,048	126,617
Energy Fuels, Inc.(a)(b)	12,821	96,799
NexGen Energy Ltd.(a)	18,845	144,374
Ovintiv, Inc.	1,348	57,182
Petroleo Brasileiro SA - ADR	5,384	91,905
Phillips 66	672	96,976
Shell PLC - ADR	1,256	79,015
Suncor Energy, Inc.	6,464	214,087
Texas Pacific Land Corp.	90	131,520
Uranium Energy Corp.(a)	53,471	408,519
		1,866,983

Financials – 0.6%
LendingTree, Inc.(a)	1,497	48,413

Information Technology – 2.4%
Entegris, Inc.	655	77,094
QUALCOMM, Inc.	877	130,243
		207,337

Materials – 16.7%
Alcoa Corp.	3,590	106,803
Franco-Nevada Corp.	789	85,409
Nucor Corp.	1,256	234,783
Osisko Gold Royalties Ltd.	8,708	126,788
POSCO Holdings, Inc. - ADR(b)	1,675	130,650
Rio Tinto PLC - ADR	2,051	142,073
Royal Gold, Inc.	1,174	134,294
United States Steel Corp.	2,692	126,578
Vale SA - ADR	6,525	89,327
Wheaton Precious Metals Corp.	5,289	247,896
		1,424,601

Real Estate – 24.6%
Farmland Partners, Inc.(c)	15,902	178,420
Five Point Holdings LLC - Class A(a)	20,091	70,118
Forestar Group, Inc.(a)	7,047	220,289
FRP Holdings, Inc.(a)	2,184	126,890
Gladstone Land Corp.(c)	9,546	135,171
Howard Hughes Holdings, Inc.(a)	2,178	174,414
Kennedy-Wilson Holdings, Inc.	5,491	57,381
Morguard Corp.	833	69,449
PotlatchDeltic Corp.(c)	3,406	152,350
Rayonier, Inc.(c)	5,502	166,711
Redfin Corp.(a)	3,379	27,573
Stratus Properties, Inc.(a)	2,685	61,755
Tejon Ranch Co.(a)	7,086	111,817
The St Joe Co.	4,282	236,367
Weyerhaeuser Co.(c)	6,996	229,260
Zillow Group, Inc. - Class C(a)	1,294	73,551
		2,091,516
TOTAL COMMON STOCKS (Cost $7,107,124)		7,189,438

U.S. TREASURY OBLIGATIONS – 7.9%	Par
United States Treasury Notes
5.22%, 04/30/2024(d)	225,000	224,922
5.33%, 07/31/2024(d)	225,000	224,888
5.43%, 10/31/2024(d)	225,000	224,957
TOTAL U.S. TREASURY OBLIGATIONS (Cost $674,593)		674,767

SHORT-TERM INVESTMENTS - 4.0%	Shares
Investments Purchased with Proceeds from Securities Lending - 2.7%
First American Government Obligations Fund - Class X, 5.18%(e)	231,844	231,844

Money Market Funds – 1.3%
Invesco Government & Agency Portfolio - Class Institutional, 5.25%(e)	111,163	111,163
TOTAL SHORT-TERM INVESTMENTS (Cost $343,007)		343,007

TOTAL INVESTMENTS – 96.4% (Cost $8,124,724)		$8,207,212
Other Assets in Excess of Liabilities – 3.6%		302,278
TOTAL NET ASSETS - 100.0%		$8,509,490

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $220,564 which represented 2.6% of net assets.
(c)	Real Estate Investment Trust.
(d)	All or a portion of this security is held as collateral for the open futures. At January 31, 2024, the value of these securities amounted to $674,767 or 7.9% of net assets.
(e)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Amplify Inflation Fighter ETF
Consolidated Schedule of Open Contracts
January 31, 2024 (Unaudited)

Number of Contracts	Description	Long/Short	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
110	Micro Bitcoin	Long	February 2024	470,965	22,233
36	Micro Gold	Long	April 2024	744,264	8,642
					$30,875

Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2024, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at the last trade price.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2024:

Amplify Inflation Fighter ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,189,438	$–	$–	$7,189,438
U.S. Treasury Obligations	–	674,767	–	674,767
Investments Purchased with Proceeds from Securities Lending	231,844	–	–	231,844
Money Market Funds	111,163	–	–	111,163
Total Assets	$7,532,445	$674,767	$–	$8,207,212

Other Financial Instruments:*
Assets
Futures Contracts	$30,875	$-	$–	$30,875
Total Assets	$30,875	$-	$–	$30,875

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2024.

Refer to the Schedule of Investments for industry classifications.